Earnings per share ("EPS") (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of calculation of basic EPS and diluted EPS [Abstract]
Profit for the period used for calculation of EPS - basic	$ 211,092	$ 181,377	$ 161,353
Profit for the period used for calculation of EPS - dilutive	$ 211,092	$ 181,377	$ 161,353
Basic earnings per share [Abstract]
Weighted average shares outstanding - basic (in shares)	160,690,206	161,354,507	162,178,499
Diluted earnings per share [Abstract]
Weighted average shares outstanding - basic (in shares)	160,690,206	161,354,507	162,178,499
Dilutive equity awards (in shares)	83,072	87,274	178,236
Weighted average shares outstanding - dilutive (in shares)	160,773,279	161,441,782	162,356,735